Earnings per Unit ("EPU")	6 Months Ended
Jun. 30, 2020
Earnings per Unit ("EPU")
Earnings per Unit ("EPU")

17. Earnings per Unit (“EPU”)

The Partnership calculates earnings per unit by allocating reported profit for each period to each class of units based on the distribution policy for available cash stated in the Partnership Agreement.

Basic earnings per unit is determined by dividing profit for the period, after deducting preference unit distributions, by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated by dividing the profit of the period attributable to common unitholders by the weighted average number of potential ordinary common units assumed to have been converted into common units, unless such potential ordinary common units have an antidilutive effect.

Earnings per unit is presented for the period in which the units were outstanding, with earnings calculated as follows:

	For the three months ended		For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Profit for the period	19,143	8,213	42,159	22,382
Less:
Profit attributable to GasLog’s operations*	—	—	(2,650)	—
Partnership’s profit	19,143	8,213	39,509	22,382
Adjustment for:
Paid and accrued preference unit distributions	(7,582)	(7,582)	(15,164)	(15,164)
Partnership's profit attributable to:	11,561	631	24,345	7,218
Common unitholders	11,329	617	23,858	7,063
General partner	232	14	487	155
Incentive distribution rights**	N/A	—	—	—
Weighted average number of units outstanding (basic)
Common units	45,300,760	46,713,991	45,374,467	46,739,034
General partner units	930,387	1,021,336	928,967	1,021,336
Earnings per unit (basic)
Common unitholders	0.25	0.01	0.53	0.15
General partner	0.25	0.01	0.52	0.15
Weighted average number of units outstanding (diluted)
Common units***	45,350,113	49,460,033	45,443,822	49,402,714
General partner units	930,387	1,021,336	928,967	1,021,336
Earnings per unit (diluted)
Common unitholders	0.25	0.01	0.52	0.14
General partner	0.25	0.01	0.52	0.15

*       Includes the aggregate profit of GAS-twelve Ltd. for the period prior to its transfer to the Partnership on April 1, 2019. While such amounts are reflected in the Partnership’s financial statements because the transfer to the Partnership was accounted for as a reorganization of entities under common control (Note 1), the aforementioned entity was not owned by the Partnership prior to its transfer to the Partnership on such date and accordingly the Partnership was not entitled to the cash or results generated in the period prior to such transfer.

**     The IDRs were eliminated on June 30, 2019. GasLog held the incentive distribution rights following completion of the Partnership’s IPO. Until their elimination, they represented the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. Based on the nature of such right, earnings attributable to IDRs could not be allocated on a per unit basis.

***   Includes unvested awards (Note 18) and Class B units, the latter only for the three months ended June 30, 2020. The 2,490,000 Class B units were issued on June 30, 2019 and have been included in the weighted average number of units outstanding for the calculation of diluted EPU from July 1, 2019 and onwards. They will become eligible for conversion on a one-for-one basis into common units at GasLog’s option in six tranches of 415,000 units per annum on July 1 of 2020 (Note 20), 2021, 2022, 2023, 2024 and 2025; as a result, they do not have an impact on the calculation of basic EPU until conversion.